Business Combinations	3 Months Ended	12 Months Ended
	Jan. 02, 2021	Oct. 03, 2020
Business Combinations [Abstract]
Business Combinations
Note 3—Business Combinations
Fiscal 2020 Acquisition
In October 2019, we acquired the assets of a retailer of supplies and services for hot tubs, swim spas and saunas. The acquisition included six locations in the Pacific Northwest and expanded our physical presence to 37 states. The acquisition did not have a material impact on our financial position or results of operations. Our condensed consolidated financial statements include the results of operations of the acquisition from the date of acquisition. The total purchase consideration was allocated to the assets acquired and liabilities assumed at their estimated fair values as of the date of acquisition, as determined by management. The excess of the purchase price over the amounts allocated to assets acquired and liabilities assumed has been recorded as goodwill. The goodwill resulting from the acquisition is deductible for income tax purposes. The purchase accounting for this acquisition is complete.

Note 3—Business Combinations
Fiscal 2020 Acquisition
In October 2019, we acquired the assets of a retailer of supplies and services for hot tubs, swim spas and saunas. The acquisition included six locations in the Portland area of Oregon and expanded our retail presence to 37 states. The acquisition did not have a material impact on our financial position or results of operations. Our consolidated financial statements include the results of operations of the acquisition from the date of acquisition. The goodwill resulting from the acquisition is deductible for income tax purposes. The purchase accounting for this acquisition is complete.
Fiscal 2019 Acquisition
In January 2019, we acquired a retailer of supplies and services for swimming pools, hot tubs, barbecues and fireplaces. The acquisition included nine locations in the Pacific Northwest and expanded our presence to 36 states. The acquisition did not have a material impact on our financial position or results of operations. Our consolidated financial statements include the results of operations of the acquisition from the date of acquisition. The goodwill resulting from the acquisition is deductible for income tax purposes. The purchase accounting for this acquisition is complete.
Fiscal 2018 Acquisitions
In January 2018, we completed the acquisition of a retailer of swimming pool and spa supplies, spas and above-ground pools, and related equipment. The acquisition included five locations in Pennsylvania and related warehouses and a corporate office. We also acquired the real estate related to two locations.
In May 2018, we acquired a pool and spa parts distributor in Arizona. The acquisition included inventory and assets at leased facilities located in Arizona and Tennessee.
The acquisitions did not have a material impact on our financial position or results of operations, either individually or in the aggregate. Our consolidated financial statements included the results of operations for the acquisitions from the date of each acquisition. The goodwill resulting from these acquisitions are deductible for income tax purposes. The purchase accounting for these acquisitions is complete.